Non-vested stock option activity under Plan (Detail) (USD $)	12 Months Ended
Jun. 30, 2013
Number of Options
Beginning Balance	5,546,687
Granted	8,966,978
Vested	(6,798,624)
Forfeited	(1,152,450)
Ending Balance	6,562,591
Weighted-average Grant-Date Fair Value
Beginning Balance	$ 0.25
Granted	$ 0.11
Vested	$ 0.13
Forfeited	$ 0.18
Ending Balance	$ 0.16